Income Taxes	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Income Taxes
24.	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income tax recognized in net earnings is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2022	2021	2022	2021
Current income tax expense (recovery)	$(819)	$(726)	$78	$(6,139)
Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$2,849	$2,423	$9,123	$13,936
Write down (reversal of write down) or recognition of prior period temporary differences	(1,829)	(2,583)	(8,329)	(9,185)
Total deferred income tax expense (recovery)	$1,020	$(160)	$794	$4,751
Income tax expense (recovery) recognized in net earnings	$201	$(886)	$872	$(1,388)
Income tax recognized as a component of OCI is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2022	2021	2022	2021
Income tax expense (recovery) related to LTIs - common shares held	$(349)	$479	$(155)	$2,616
Income tax recognized directly in equity is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2022	2021	2022	2021
Income tax expense (recovery) recognized in equity	$292	$463	$(500)	$(1,107)
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2022	2021	2022	2021

Earnings before income taxes	$149,275	$165,238	$307,414	$326,738
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates	$40,305	$44,614	$83,002	$88,219
Non-deductible portion of capital losses (non-taxable portion of capital gains)	-	-	(1,052)	-
Non-deductible stock based compensation and other	627	130	1,099	893
Differences in tax rates in foreign jurisdictions	(37,177)	(39,919)	(76,056)	(82,361)
Current period unrecognized temporary differences	(1,725)	(3,128)	2,208	1,046
Write down (reversal of write down) or recognition of prior period temporary differences	(1,829)	(2,583)	(8,329)	(9,185)

Income tax expense (recovery)	$201	$(886)	$872	$(1,388)
The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary, Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2022 and the year ended December 31, 2021 is shown below:

	Six Months Ended June 30, 2022
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward 1	$6,967	$2,339	$-	$503	$9,809
Other 2	1,325	92	192	-	1,609
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt financing fees 3	(737)	19	-	-	(718)
Kutcho Convertible Note	-	112	(112)	-	-
Unrealized gains on long-term investments	(170)	28	75	-	(67)
Mineral stream interests 4	(7,298)	(3,346)	-	-	(10,644)
Foreign withholding tax	(100)	(38)	-	-	(138)
Total	$(100)	$(794)	$155	$503	$(236)

1)	As at June 30, 2022, the Company had recognized the tax effect on $36 million of non-capital losses against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2021
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital loss carryforward	$5,894	$967	$-	$106	$6,967
Capital loss carryforward	761	-	(761)	-	-
Other	5,500	(4,175)	-	-	1,325
Deferred tax liabilities
Interest capitalized for accounting	(87)	-	-	-	(87)
Debt and share financing fees	(728)	(9)	-	-	(737)
Unrealized gains on long-term investments	(7,808)	20	7,618	-	(170)
Mineral stream interests	(3,532)	(3,766)	-	-	(7,298)
Foreign withholding tax	(214)	114	-	-	(100)
Total	$(214)	$(6,849)	$6,857	$106	$(100)

Deferred income tax assets in Canada not recognized are shown below:

	June 30	December 31
(in thousands)	2022	2021
Non-capital loss carryforward 1	$17,674	$19,293
Mineral stream interests	39,842	41,642
Other	5,756	8,149
Kutcho Convertible Note	-	901
Unrealized losses on long-term investments	14,092	9,593

Total	$77,364	$79,578

1)	As at June 30, 2022, the Company had not recognized the tax effect on $65 million of non-capital losses as a deferred tax asset.